Employees' Profit Sharing Plan (Details) (Deferred profit sharing plan, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Deferred profit sharing plan
Employees' profit sharing plan
Minimum number of continuous employment (in years)	1
Profit sharing costs	$ 3,900,000	$ 4,095,000	$ 4,366,000